Summary of significant accounting policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line items]
Percentage of ownership		10.00%
Petrobras Distribuidora S. A.- B R [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of ownership	37.50%	71.25%